Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 26, 2012
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HENNESSY EQUITY AND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the predecessor to the Fund, the FBR
Balanced Fund, a series of The FBR Funds (the "Predecessor Balanced Fund"),
		had a portfolio turnover rate of 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Balanced Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Institutional
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's
		operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds. The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds. The Fund's investments may include foreign securities, including indirect investments such as American Depository Receipts ("ADRs") or other types of depository receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as "junk bonds"). The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The approach of the Portfolio Managers of the Fund places a focus on seeking downside protection. The Fund expects to change its allocation mix over time based on the
Portfolio Managers' view of economic conditions and underlying security values.
The Fund may invest in Initial Public Offerings ("IPOs"). Under normal circumstances, the Manager will allocate approximately 40% of the Fund's assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund's assets to a sub-adviser to be invested in equity securities. Many of the Fund's common stock investments are expected to pay dividends.

The London Company ("London Co.") manages the equity portion of the Fund's portfolio and Financial Counselors, Inc. ("FCI") manages the fixed income portion of the Fund's portfolio. London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Co.
further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI's core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return. As of October 1, the
		dollar-weighted average maturity of the Fund's portfolio is 7.70 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Debt Investments: The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments: IPO shares are subject to market risk and liquidity risk. The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer. The purchase of IPO shares may involve high transaction costs. When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments: Mortgage- and
asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and income distribution.

Temporary Defensive Positions: The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term
		obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is a successor to the Predecessor Balanced Fund pursuant to a reorganization that took place after the close of business on October
26, 2012. The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Balanced
Fund's Institutional Class shares. The Predecessor Balanced Fund was managed by FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund. The Predecessor
Balanced Fund was the investment successor to the AFBA 5Star Balanced Fund
(the "AFBA Predecessor Balanced Fund") which commenced investment operations on June 3, 1997. On March 12, 2010, the AFBA Predecessor Balanced Fund was
reorganized as the FBR Balanced Fund. Performance figures shown below represent the Institutional Class shares of the AFBA Predecessor Balanced Fund for periods prior to March 12, 2010.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the Blended
Balanced Index (which consists of 60% common stocks represented by the S&P 500
Index and 40% bonds represented by the Barclays Capital Intermediate U.S.
Government/Credit Index). For additional information on these indexes, please see "Index Descriptions" in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Performance may be higher or lower in the future. Updated performance information
		is available on the Fund's website (http://www.hennessyfunds.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Barclays Capital Intermediate U.S. Government/Credit Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	the secondary benchmark of the Blended Balanced Index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
13.50% for the quarter ended June 30, 2003 and the lowest quarterly return was
-13.59% for the quarter ended December 31, 2008.

The year-to-date return of the Predecessor Balanced Fund's Institutional Class
		through September 30, 2012 is 7.86%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The
Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would
		have resulted.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund | Blended Balanced Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Balanced Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2002	rr_AnnualReturn2002	(14.83%)
Annual Return 2003	rr_AnnualReturn2003	26.48%
Annual Return 2004	rr_AnnualReturn2004	13.99%
Annual Return 2005	rr_AnnualReturn2005	5.58%
Annual Return 2006	rr_AnnualReturn2006	15.87%
Annual Return 2007	rr_AnnualReturn2007	9.33%
Annual Return 2008	rr_AnnualReturn2008	(20.73%)
Annual Return 2009	rr_AnnualReturn2009	18.76%
Annual Return 2010	rr_AnnualReturn2010	11.53%
Annual Return 2011	rr_AnnualReturn2011	10.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.59%)
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Hennessy Equity and Income Fund (Second Prospectus Summary) | Hennessy Equity and Income Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	5.07%

[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Balanced Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.
[2]	The Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).